Cash and cash equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Non-interest bearing
Cash and demand deposits with banks	$ 105,440	$ 93,145
Interest bearing
Demand deposits with banks	171,201	165,741
Cash equivalents	1,432,295	1,739,226
Sub-total - Interest bearing	1,603,496	1,904,967
Cash and cash equivalents	$ 1,708,936	$ 1,998,112